DEBT INSTRUMENTS IN ISSUE - Bonds issued (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 24, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2024	Nov. 12, 2024	Jul. 02, 2024
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds			$ 529,205
Cash flow hedges | Bond
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 1,320,327,000
Net assets in foreign operations covered | Bond
DEBT INSTRUMENTS IN ISSUE
Principal balance		1,036,695,000
Subordinated bonds | Bond
DEBT INSTRUMENTS IN ISSUE
Hedging instrument, liability	$ 283,632,000				$ 550,000,000		$ 4,661,000
Subordinated bonds | Bancolombia S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds	$ 800,000,000
Debt instrument term	5 years
Nominal coupon rate	8.625%
Senior bonds | Bond
DEBT INSTRUMENTS IN ISSUE
Hedging instrument, liability	$ 267,421,000					$ 212,600,000	$ 2,013,000
Ordinary bonds | Banistmo S.A. | Discontinued operations
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds		$ 104,395,000	$ 106,868,000	$ 58,062,000
Ordinary bonds | Banistmo S.A. | Minimum | Discontinued operations
DEBT INSTRUMENTS IN ISSUE
Debt instrument term		1 year	1 year
Interest rate		1.65%	5.70%	6.00%
Ordinary bonds | Banistmo S.A. | Maximum | Discontinued operations
DEBT INSTRUMENTS IN ISSUE
Debt instrument term		5 years	2 years
Interest rate		5.50%	6.35%	6.25%
Ordinary bonds | Banco Agrícola S.A.
DEBT INSTRUMENTS IN ISSUE
New issuances of bonds		$ 7,000,000	$ 21,382,000
Ordinary bonds | Banco Agrícola S.A. | Minimum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term		1 year	1 year
Interest rate		6.30%	7.00%
Ordinary bonds | Banco Agrícola S.A. | Maximum
DEBT INSTRUMENTS IN ISSUE
Debt instrument term			1 year 6 months
Interest rate			7.05%